Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pear Tree Funds
Entity Central Index Key	0000722885
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Pear Tree Polaris Small Cap Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Small Cap Fund
Class Name	Ordinary Shares
Trading Symbol	USBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1‑800‑326‑2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$67	1.32%*

*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 102,088,508
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	10.00%	[2]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$102,088,508
Number of Holdings	55
Portfolio Turnover	10%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	36.4
Financials	22.1
Materials	9.5
Health Care	6.0
Energy	5.7
Information Technology	5.2
Consumer Discretionary	4.9
Consumer Staples	4.3
Real Estate	3.9
Cash and Other Assets (Net)	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

OFG Bancorp	2.8
Barrett Business Services, Inc.	2.8
South Plains Financial, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Allison Transmission Holdings, Inc.	2.6
Curtiss-Wright Corporation	2.5
International Bancshares Corporation	2.4
Cabot Corporation	2.4
Eagle Materials Inc.	2.4
Ingredion Incorporated	2.4

Pear Tree Polaris Small Cap Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	QBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.95%*

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[3]
Net Assets	$ 102,088,508
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	10.00%	[4]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$102,088,508
Number of Holdings	55
Portfolio Turnover	10%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	36.4
Financials	22.1
Materials	9.5
Health Care	6.0
Energy	5.7
Information Technology	5.2
Consumer Discretionary	4.9
Consumer Staples	4.3
Real Estate	3.9
Cash and Other Assets (Net)	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

OFG Bancorp	2.8
Barrett Business Services, Inc.	2.8
South Plains Financial, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Allison Transmission Holdings, Inc.	2.6
Curtiss-Wright Corporation	2.5
International Bancshares Corporation	2.4
Cabot Corporation	2.4
Eagle Materials Inc.	2.4
Ingredion Incorporated	2.4

Pear Tree Quality Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Quality Fund
Class Name	Ordinary Shares
Trading Symbol	USBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$58	1.11%*

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[5]
Net Assets	$ 354,179,058
Holdings Count | Holdings	42
Investment Company, Portfolio Turnover	13.00%	[6]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$354,179,058
Number of Holdings	42
Portfolio Turnover	13%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	34.5
Health Care	25.8
Consumer Staples	9.7
Consumer Discretionary	9.0
Communication Services	8.3
Industrials	6.4
Financials	5.2
Cash and Other Assets (Net)	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	6.3
Alphabet, Inc. Class A	4.3
Meta Platforms, Inc.	4.0
UnitedHealth Group, Inc.	3.9
Apple, Inc.	3.8
Johnson & Johnson	3.4
Safran SA	3.3
Oracle Corporation	3.2
SAP AG	3.2
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2

Pear Tree Quality Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Quality Fund
Class Name	Institutional Shares
Trading Symbol	QGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.74%*

*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[7]
Net Assets	$ 354,179,058
Holdings Count | Holdings	42
Investment Company, Portfolio Turnover	13.00%	[8]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$354,179,058
Number of Holdings	42
Portfolio Turnover	13%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	34.5
Health Care	25.8
Consumer Staples	9.7
Consumer Discretionary	9.0
Communication Services	8.3
Industrials	6.4
Financials	5.2
Cash and Other Assets (Net)	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	6.3
Alphabet, Inc. Class A	4.3
Meta Platforms, Inc.	4.0
UnitedHealth Group, Inc.	3.9
Apple, Inc.	3.8
Johnson & Johnson	3.4
Safran SA	3.3
Oracle Corporation	3.2
SAP AG	3.2
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2

Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Essex Environmental Opportunities Fund
Class Name	Ordinary Shares
Trading Symbol	EEOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$66	1.24%*

*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%	[9]
Net Assets	$ 52,337,822
Holdings Count | Holdings	33
Investment Company, Portfolio Turnover	14.00%	[10]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$52,337,822
Number of Holdings	33
Portfolio Turnover	14%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	61.9
Japan	5.6
Germany	4.9
Denmark	4.7
Switzerland	4.1
Ireland	3.5

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	48.7
Information Technology	20.8
Materials	6.8
Utilities	5.0
Financials	2.7
Consumer Discretionary	0.7
Cash and Other Assets (Net)	15.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

NextEra Energy, Inc.	5.0
Badger Meter, Inc.	4.5
Primoris Services Corporation	4.1
GE Vernova Inc.	4.0
Hubbell Incorporated	3.6
Kingspan Group plc	3.5
Keyence Corporation	3.3
Valmont Industries, Inc.	3.2
Xylem Inc.	3.1
Cadeler AS	3.0

Pear Tree Essex Environmental Opportunities Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Essex Environmental Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	GEOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	0.98%*

*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[11]
Net Assets	$ 52,337,822
Holdings Count | Holdings	33
Investment Company, Portfolio Turnover	14.00%	[12]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$52,337,822
Number of Holdings	33
Portfolio Turnover	14%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	61.9
Japan	5.6
Germany	4.9
Denmark	4.7
Switzerland	4.1
Ireland	3.5

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	48.7
Information Technology	20.8
Materials	6.8
Utilities	5.0
Financials	2.7
Consumer Discretionary	0.7
Cash and Other Assets (Net)	15.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

NextEra Energy, Inc.	5.0
Badger Meter, Inc.	4.5
Primoris Services Corporation	4.1
GE Vernova Inc.	4.0
Hubbell Incorporated	3.6
Kingspan Group plc	3.5
Keyence Corporation	3.3
Valmont Industries, Inc.	3.2
Xylem Inc.	3.1
Cadeler AS	3.0

Pear Tree Essex Environmental Opportunities Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Essex Environmental Opportunities Fund
Class Name	R6 Shares
Trading Symbol	GEORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$50	0.95%*

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[13]
Net Assets	$ 52,337,822
Holdings Count | Holdings	33
Investment Company, Portfolio Turnover	14.00%	[14]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$52,337,822
Number of Holdings	33
Portfolio Turnover	14%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	61.9
Japan	5.6
Germany	4.9
Denmark	4.7
Switzerland	4.1
Ireland	3.5

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	48.7
Information Technology	20.8
Materials	6.8
Utilities	5.0
Financials	2.7
Consumer Discretionary	0.7
Cash and Other Assets (Net)	15.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

NextEra Energy, Inc.	5.0
Badger Meter, Inc.	4.5
Primoris Services Corporation	4.1
GE Vernova Inc.	4.0
Hubbell Incorporated	3.6
Kingspan Group plc	3.5
Keyence Corporation	3.3
Valmont Industries, Inc.	3.2
Xylem Inc.	3.1
Cadeler AS	3.0

Pear Tree Polaris Foreign Value Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Fund
Class Name	Ordinary Shares
Trading Symbol	QFVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$73	1.41%*

*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%	[15]
Net Assets	$ 2,966,779,006
Holdings Count | Holdings	61
Investment Company, Portfolio Turnover	5.00%	[16]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$2,966,779,006
Number of Holdings	61
Portfolio Turnover	5%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.5
France	10.9
United Kingdom	10.8
South Korea	10.5
Canada	9.4
Germany	9.3
Norway	6.2
Ireland	5.4
Switzerland	4.4
Sweden	3.8
Singapore	2.2
Netherlands	2.2
Italy	2.1
Puerto Rico	2.1
Belguim	1.3
Thailand	0.6
Chile	0.5
Colombia	0.4
Russia	< 0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Itochu Corporation	2.4
Smurfit Westrock plc	2.4
Bellway plc	2.4
Muenchener Rueckversicherungs-Gesellschaft	2.3
Canadian Tire Corporation	2.3
Hannover Rueck SE	2.3
LG Electronics Inc.	2.3
Next plc	2.3
Linde plc	2.3
Publicis Groupe	2.2

Pear Tree Polaris Foreign Value Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Fund
Class Name	Institutional Shares
Trading Symbol	QFVIX
Annual or Semi-Annual Statement [Text Block]	This
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	1.04%*

*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[17]
Net Assets	$ 2,966,779,006
Holdings Count | Holdings	61
Investment Company, Portfolio Turnover	5.00%	[18]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$2,966,779,006
Number of Holdings	61
Portfolio Turnover	5%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.5
France	10.9
United Kingdom	10.8
South Korea	10.5
Canada	9.4
Germany	9.3
Norway	6.2
Ireland	5.4
Switzerland	4.4
Sweden	3.8
Singapore	2.2
Netherlands	2.2
Italy	2.1
Puerto Rico	2.1
Belguim	1.3
Thailand	0.6
Chile	0.5
Colombia	0.4
Russia	< 0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Itochu Corporation	2.4
Smurfit Westrock plc	2.4
Bellway plc	2.4
Muenchener Rueckversicherungs-Gesellschaft	2.3
Canadian Tire Corporation	2.3
Hannover Rueck SE	2.3
LG Electronics Inc.	2.3
Next plc	2.3
Linde plc	2.3
Publicis Groupe	2.2

Pear Tree Polaris Foreign Value Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Fund
Class Name	R6 Shares
Trading Symbol	QFVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$49	0.95%*

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[19]
Net Assets	$ 2,966,779,006
Holdings Count | Holdings	61
Investment Company, Portfolio Turnover	5.00%	[20]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$2,966,779,006
Number of Holdings	61
Portfolio Turnover	5%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.5
France	10.9
United Kingdom	10.8
South Korea	10.5
Canada	9.4
Germany	9.3
Norway	6.2
Ireland	5.4
Switzerland	4.4
Sweden	3.8
Singapore	2.2
Netherlands	2.2
Italy	2.1
Puerto Rico	2.1
Belguim	1.3
Thailand	0.6
Chile	0.5
Colombia	0.4
Russia	< 0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Itochu Corporation	2.4
Smurfit Westrock plc	2.4
Bellway plc	2.4
Muenchener Rueckversicherungs-Gesellschaft	2.3
Canadian Tire Corporation	2.3
Hannover Rueck SE	2.3
LG Electronics Inc.	2.3
Next plc	2.3
Linde plc	2.3
Publicis Groupe	2.2

Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Small Cap Fund
Class Name	Ordinary Shares
Trading Symbol	QUSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$73	1.41%*

*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%	[21]
Net Assets	$ 1,050,610,237
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	1.00%	[22]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS
Total Net Assets	$1,050,610,237
Number of Holdings	63
Portfolio Turnover	1%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	17.3
Japan	11.4
France	9.0
South Korea	4.9
Canada	4.9
Sweden	4.9
Thailand	4.8
Norway	4.5
Netherlands	4.1
Ireland	3.0
Germany	2.9
Belguim	2.7
Colombia	2.6
Denmark	2.5
Italy	2.2
Brazil	2.1
Jordan	2.0
Taiwan	1.9
Singapore	1.6
Hong Kong	1.4
Portugal	1.2
China	1.2
Indonesia	1.0
Spain	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Vistry Group plc	2.9
EQB Inc.	2.7
D'Ieteren S.A.	2.7
Inchcape plc	2.6
Tecnoglass, Inc.	2.6
Thanachart Capital PCL	2.5
Amundi	2.4
Elis S.A.	2.4
Aalberts N.V.	2.3
Daicel Corporation	2.3

Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	QUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	1.04%*

*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[23]
Net Assets	$ 1,050,610,237
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	1.00%	[24]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS
Total Net Assets	$1,050,610,237
Number of Holdings	63
Portfolio Turnover	1%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	17.3
Japan	11.4
France	9.0
South Korea	4.9
Canada	4.9
Sweden	4.9
Thailand	4.8
Norway	4.5
Netherlands	4.1
Ireland	3.0
Germany	2.9
Belguim	2.7
Colombia	2.6
Denmark	2.5
Italy	2.2
Brazil	2.1
Jordan	2.0
Taiwan	1.9
Singapore	1.6
Hong Kong	1.4
Portugal	1.2
China	1.2
Indonesia	1.0
Spain	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Vistry Group plc	2.9
EQB Inc.	2.7
D'Ieteren S.A.	2.7
Inchcape plc	2.6
Tecnoglass, Inc.	2.6
Thanachart Capital PCL	2.5
Amundi	2.4
Elis S.A.	2.4
Aalberts N.V.	2.3
Daicel Corporation	2.3

Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Small Cap Fund
Class Name	R6 Shares
Trading Symbol	QUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$52	1.01%*

*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[25]
Net Assets	$ 1,050,610,237
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	1.00%	[26]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS
Total Net Assets	$1,050,610,237
Number of Holdings	63
Portfolio Turnover	1%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	17.3
Japan	11.4
France	9.0
South Korea	4.9
Canada	4.9
Sweden	4.9
Thailand	4.8
Norway	4.5
Netherlands	4.1
Ireland	3.0
Germany	2.9
Belguim	2.7
Colombia	2.6
Denmark	2.5
Italy	2.2
Brazil	2.1
Jordan	2.0
Taiwan	1.9
Singapore	1.6
Hong Kong	1.4
Portugal	1.2
China	1.2
Indonesia	1.0
Spain	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Vistry Group plc	2.9
EQB Inc.	2.7
D'Ieteren S.A.	2.7
Inchcape plc	2.6
Tecnoglass, Inc.	2.6
Thanachart Capital PCL	2.5
Amundi	2.4
Elis S.A.	2.4
Aalberts N.V.	2.3
Daicel Corporation	2.3

Pear Tree Polaris International Opportunities Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris International Opportunities Fund
Class Name	Ordinary Shares
Trading Symbol	QISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$73	1.39%*

*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%	[27]
Net Assets	$ 87,624,648
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	8.00%	[28]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$87,624,648
Number of Holdings	80
Portfolio Turnover	8%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	11.7
Canada	9.7
China	7.6
Taiwan	7.0
France	6.1
Japan	5.7
Italy	5.4
Australia	5.3
Norway	5.3
Thailand	4.5
South Africa	3.0
Switzerland	2.8
Belgium	2.6
Sweden	1.8
Malaysia	1.7
Brazil	1.6
Singapore	1.6
Germany	1.5
South Korea	1.5
India	1.2
Indonesia	1.1
Spain	1.0
Mexico	0.9
Netherlands	0.9
United States	0.9
Peru	0.8
Finland	0.7
Hong Kong	0.7
Denmark	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Cranswick plc	3.0
SOL S.p.A.	2.9
Sparebanken Vest	2.9
D'Ieteren S.A.	2.6
Neurones S.A.	2.4
SpareBank Nord-Norge	2.4
ALSO Holding AG	2.3
EQB Inc.	2.3
goeasy Ltd.	2.3
Alibaba Group Holding Ltd.	2.0

Pear Tree Polaris International Opportunities Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris International Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	QISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.92%*

*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[29]
Net Assets	$ 87,624,648
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	8.00%	[30]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$87,624,648
Number of Holdings	80
Portfolio Turnover	8%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	11.7
Canada	9.7
China	7.6
Taiwan	7.0
France	6.1
Japan	5.7
Italy	5.4
Australia	5.3
Norway	5.3
Thailand	4.5
South Africa	3.0
Switzerland	2.8
Belgium	2.6
Sweden	1.8
Malaysia	1.7
Brazil	1.6
Singapore	1.6
Germany	1.5
South Korea	1.5
India	1.2
Indonesia	1.1
Spain	1.0
Mexico	0.9
Netherlands	0.9
United States	0.9
Peru	0.8
Finland	0.7
Hong Kong	0.7
Denmark	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Cranswick plc	3.0
SOL S.p.A.	2.9
Sparebanken Vest	2.9
D'Ieteren S.A.	2.6
Neurones S.A.	2.4
SpareBank Nord-Norge	2.4
ALSO Holding AG	2.3
EQB Inc.	2.3
goeasy Ltd.	2.3
Alibaba Group Holding Ltd.	2.0

Pear Tree Polaris International Opportunities Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris International Opportunities Fund
Class Name	R6 Shares
Trading Symbol	QISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$51	0.98%*

*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[31]
Net Assets	$ 87,624,648
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	8.00%	[32]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024) KEY FACTS

Total Net Assets	$87,624,648
Number of Holdings	80
Portfolio Turnover	8%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	11.7
Canada	9.7
China	7.6
Taiwan	7.0
France	6.1
Japan	5.7
Italy	5.4
Australia	5.3
Norway	5.3
Thailand	4.5
South Africa	3.0
Switzerland	2.8
Belgium	2.6
Sweden	1.8
Malaysia	1.7
Brazil	1.6
Singapore	1.6
Germany	1.5
South Korea	1.5
India	1.2
Indonesia	1.1
Spain	1.0
Mexico	0.9
Netherlands	0.9
United States	0.9
Peru	0.8
Finland	0.7
Hong Kong	0.7
Denmark	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Cranswick plc	3.0
SOL S.p.A.	2.9
Sparebanken Vest	2.9
D'Ieteren S.A.	2.6
Neurones S.A.	2.4
SpareBank Nord-Norge	2.4
ALSO Holding AG	2.3
EQB Inc.	2.3
goeasy Ltd.	2.3
Alibaba Group Holding Ltd.	2.0

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